Equity	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
EQUITY

NOTE 5: EQUITY

a.	Composition of share capital as of June 30, 2022, June 30, 2021, and December 31, 2021:

	June 30, 2022		December 31, 2021		June 30, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary Shares of no par value each	25,714,285	3,526,740	25,714,285	3,091,740	25,714,285	2,269,190

Reverse Share Split

On March 2, 2021, the Company convened a special general meeting of its shareholders, whereby the shareholders approved to eliminate the par value of the Ordinary Shares and an increase to the Company’s share capital from 1,800,000,000 ordinary shares to 3,600,000,000 ordinary shares.

On July 19, 2021, the Company convened a special general meeting of its shareholders, whereby the shareholders approved a reverse split of the Company’s share capital by a ratio of 140:1 (the “Second Reverse Split”).

On July 30, 2021, the Company’s Board resolved that the final ratio for the Second Reverse Split will be 140:1, which went effective on August 9, 2021. Concurrently with the Second Reverse Split, a change to the ratio of the Company’s ADSs to its ordinary shares was effected from each ADS representing 140 ordinary shares to each ADS representing 1 ordinary share.

On August 26, 2021, the Company’s ADSs were mandatorily cancelled and were exchanged for ordinary shares at a one-for-one ratio.

 Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2022	3,091,740

Issuance of share capital – June 2022 Financing Round (Note 5e)	335,000

Exercise of Pre-funded March 2021 warrants (Note 5d)	100,000

Balance at June 30, 2022	3,526,740

b.

On April 1, 2020, the Company entered into a definitive securities purchase agreement (the “April 2020 Purchase Agreement”) with institutional investors to purchase 4,166,668 units, each consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one Series B warrant to purchase one ADS, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ADS, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1,250. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,161,668 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, there were 5,000 Series B warrants unexercised

The Series B warrants are classified as a financial liability that will be measured at fair value, through profit or loss, as of the issuance date and on any following financial reporting date (accordingly, issue expenses related to the Series B warrants will be recorded through profit or loss). No consideration will be left to attribute to the pre-funded warrants, which is an equity instrument.

The valuation of the conversion component of the Series B warrants was set at fair value, as required in International Financial Reporting Standards (“IFRS 9”), and in accordance with IFRS 13, and was categorized as Level 3 by the Company.

c.

On November 20, 2020, the Company completed an offering for gross proceeds of $4,200 by way of the issuance of an aggregate of 835,447 units, each consisting of (i) one ADS and (ii) two warrants to purchase one ADS each, at a purchase price of $5.02 per unit (“November 2020 Warrants”). The November 2020 Warrants have an exercise price of $5.02 per ADS, will be exercisable upon issuance and will expire five years from the date of issuance.

The November 2020 Warrants are classified as issued warrants in the Company’s equity.

During the year ended December 31, 2021, the Company issued 1,004,494 ordinary shares in respect of the exercise of 1,004,494 November 2020 Warrants.

During the six months ended June 30, 2022, there were no exercises of additional November 2020 Warrants.

d.	On March 4, 2021, the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 1,152,628 units, as follows: (a) 916,316 units at a price of $7.07 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 236,312 pre-funded units at a price of $7.069 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.

The Series A Warrants have an exercise price of $7.07 per ordinary share and the Series B Warrants have an exercise price of $10.60 per ordinary share). Both were exercisable upon issuance and will expire five years from the date of issuance.

The March 2021 Warrants are classified as issued warrants in the Company’s equity.

During the year ended December 31, 2021, the Company issued 128,156 ordinary shares in respect of the exercise of 10,000 2021 Series A Warrants and the exercise of 118,156 of pre-funded warrants.

During the six months ended June 30, 2022, the Company issued 100,000 ordinary shares in respect of the exercise of 100,000 pre-funded warrants.

e.

On June 1, 2022, the Company completed a private offering with an investor for gross proceeds of $10,210 (the “June 2022 Private Placement”), providing for the issuance of an aggregate of 3,546,100 units and pre-funded units, as follows: (a) 335,000 units at a price of $2.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 3,211,100 pre-funded units at a price of $2.819 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.

The June 2022 Warrants have an exercise price of $2.63 per ordinary share. The June 2022 Warrants were exercisable upon issuance and will expire seven years from the date of issuance.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	June 30, 2022	June 1, 2022
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	3.03	2.74
Underlying share price ($)	2.13	3.07
Exercise price ($)	2.63	2.63
Warrants fair value ($)	9,906	9,005

The June 2022 Warrants are classified as current warrant liability in the Company’s balance sheet, as they are exercisable at any given time.